Share-Based Payments - Summary of Weighted Average Remaining Contractual Lives and Exercise Prices of Options Outstanding (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	1 year 11 months 4 days	2 years 1 month 27 days
Number of share options	2,394	2,728	2,981
5-10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	1 year 11 months 8 days	2 years 3 months 14 days
Number of share options	2,376	2,553
>10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	1 year 14 days	3 months 14 days
Number of share options	18	175